SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Nonconsolidated VIE Schedule) (Details) ¥ in Millions	Dec. 31, 2015 CNY (¥)
Tonglu
Variable Interest Entity
Loan receivable from VIE	¥ 15